Accounts Payable and Accrued Liabilities (Details) (USD $)	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts payable and accrued liabilities [Abstract]
Trade payables		$ 244,906	$ 140,457	$ 677,615
Payable to related parties (note 10)	37,659	54,960	109,030	447,777
Accounts payable and accrued liabilities total	$ 256,527	$ 244,906	$ 140,457	$ 677,615